Other Non-Current Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended
	Jul. 15, 2024	Jun. 30, 2025
Other Non-Current Liabilities [Line Items]
Unpaid rent and common area maintenance (CAM) fees	$ 2,260
Lease settlement		$ 1,500
Additional payment		1,000
Landlord [Member]
Other Non-Current Liabilities [Line Items]
Settlement pay		$ 1,000